Shareholders' Equity (Details) - Schedule of Information about the Company’s Outstanding Warrants - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2008
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Warrants outstanding	$ 5,448,634
Aggregate Intrinsic value		$ 7,278,784
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 5.5
Warrants outstanding	1,640,455
Expiration date		Jul. 15, 2026
Aggregate Intrinsic value		$ 2,214,614
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 5.5
Warrants outstanding	1,057,350
Expiration date		Jul. 15, 2024
Aggregate Intrinsic value		$ 1,691,760
5.5 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 5.5
Warrants outstanding	277,835
Expiration date		Jul. 15, 2025
Aggregate Intrinsic value		$ 497,533
6.875 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 6.875
Warrants outstanding	145,455
Expiration date		Jan. 15, 2027
Aggregate Intrinsic value		$ 264,008
1.6 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 1.6
Warrants outstanding	212,188
Expiration date		Dec. 28, 2028
Aggregate Intrinsic value		$ 131,555
2.25 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 2.25
Warrants outstanding	220,000
Expiration date		Nov. 20, 2024
Aggregate Intrinsic value		$ 56,209
1.56 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 1.56
Warrants outstanding	185,591
Expiration date		Jun. 14, 2027
Aggregate Intrinsic value		$ 202,127
0.001 [Member]
Schedule of Information about the Company’s Outstanding Warrants [Line Items]
Exercise Price (in Dollars per share)		$ 0.001
Warrants outstanding	$ 1,709,760
Expiration date
Aggregate Intrinsic value		$ 2,220,978